T. ROWE PRICE QM Global Equity Fund
September 30, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.7%
Common Stocks 1.7%
Afterpay (1) 377 33
Aristocrat Leisure  2,195 73
Australia & New Zealand Banking Group  2,456 49
BHP Group  2,939 78
CSL  303 63
Macquarie Group  1,005 130
Northern Star Resources  2,738 17
Rio Tinto  570 41
Total Australia (Cost
$393
)
484
AUSTRIA 0.2%
Common Stocks 0.2%
OMV  744 45
Total Austria (Cost
$27
)
45
BRAZIL 0.1%
Common Stocks 0.1%
Equatorial Energia  5,600 26
Total Brazil (Cost
$13
)
26
CANADA 3.3%
Common Stocks 3.3%
Brookfield Asset Management, Class A  1,783 96
Brookfield Renewable, Class A  400 16
Canadian Pacific Railway  840 55
Canadian Tire, Class A  210 29
CGI (1) 453 38
Constellation Software  59 97
Franco-Nevada (USD)  234 30
Kirkland Lake Gold  500 21
Magna International  1,413 106
National Bank of Canada (2) 1,300 100
Northland Power  1,200 38
Nuvei (1) 222 25
Royal Bank of Canada  740 74
Shopify, Class A (1) 57 77
Thomson Reuters  400 44

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Toromont Industries  400 33
WSP Global  823 99
Total Canada (Cost
$740
)
978
CHINA 3.8%
Common Stocks 3.4%
Alibaba Group Holding, ADR (USD) (1) 654 97
BeiGene, ADR (USD) (1) 80 29
China Mengniu Dairy (HKD)  12,000 77
China Merchants Bank, Class H (HKD)  16,000 127
China Resources Gas Group (HKD)  12,000 63
Guangdong Investment (HKD)  18,000 23
Huazhu Group, ADR (USD) (1) 600 28
I-Mab, ADR (USD) (1) 300 22
Li Ning (HKD)  9,000 104
Shandong Weigao Group Medical Polymer, H Shares (HKD)  28,000 50
Shenzhou International Group Holdings (HKD)  1,600 34
Tencent Holdings (HKD)  4,000 239
Wuxi Biologics Cayman (HKD) (1) 2,000 32
Zai Lab, ADR (USD) (1) 170 18
Zhongsheng Group Holdings (HKD)  7,500 60
1,003
Common Stocks - China A Shares 0.4%
Huayu Automotive Systems, A Shares (CNH)  9,400 33
LONGi Green Energy Technology, A Shares (CNH)  4,400 56
Muyuan Foods, A Shares (CNH)  3,976 32
121
Total China (Cost
$849
)
1,124
DENMARK 0.7%
Common Stocks 0.7%
DSV  238 57
Genmab (1) 96 42
Orsted  294 39
Royal Unibrew A  392 47
Topdanmark  540 28
Total Denmark (Cost
$202
)
213

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 0.3%
Common Stocks 0.3%
Neste  1,772 100
Total Finland (Cost
$52
)
100
FRANCE 3.0%
Common Stocks 3.0%
Airbus (1) 496 66
BNP Paribas  1,130 72
Cie Generale des Etablissements Michelin  626 96
Eurofins Scientific  440 56
L'Oreal  201 83
LVMH Moet Hennessy Louis Vuitton  216 155
Safran  453 57
Schneider Electric  691 115
Teleperformance  140 55
TotalEnergies  2,310 111
Total France (Cost
$644
)
866
GERMANY 1.6%
Common Stocks 1.2%
adidas  212 67
Allianz  300 67
Deutsche Post  879 55
Hannover Rueck  329 57
Merck  183 40
Munich Re  135 37
RWE  728 26
349
Preferred Stocks 0.4%
Sartorius  64 41
Volkswagen  406 90
131
Total Germany (Cost
$432
)
480
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group  8,400 97

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Techtronic Industries  6,500 128
Total Hong Kong (Cost
$86
)
225
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank (1) 736 43
Total Hungary (Cost
$35
)
43
INDIA 1.5%
Common Stocks 1.5%
Asian Paints  1,436 63
Bajaj Finance  325 34
Havells India  2,460 45
HCL Technologies  4,104 70
HDFC Bank, ADR (USD)  873 64
Kotak Mahindra Bank  1,569 42
Muthoot Finance  1,659 32
Reliance Industries  1,255 42
Voltas  2,311 38
Total India (Cost
$362
)
430
INDONESIA 0.1%
Common Stocks 0.1%
Bank Rakyat Indonesia Persero  147,100 39
Total Indonesia (Cost
$25
)
39
IRELAND 0.2%
Common Stocks 0.2%
ICON (USD) (1) 200 52
Total Ireland (Cost
$15
)
52
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,916 64
Total Israel (Cost
$48
)
64

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 0.2%
Common Stocks 0.2%
Enel  9,233 71
Total Italy (Cost
$65
)
71
JAPAN 6.0%
Common Stocks 6.0%
Asahi Group Holdings  1,200 58
Bandai Namco Holdings  1,100 83
CyberAgent  3,700 71
Daikin Industries  300 65
Fujitsu  600 108
GMO Payment Gateway  400 51
Hitachi  1,300 77
Hoya  900 140
ITOCHU (2) 4,500 131
MINEBEA MITSUMI  2,300 59
Nabtesco  1,400 53
Nexon  1,700 27
Nippon Telegraph & Telephone  3,800 105
NOF (2) 1,000 56
Nomura Research Institute  1,700 63
Recruit Holdings  1,500 92
SoftBank Group  900 52
Sony Group  1,800 200
Suzuki Motor  1,000 45
TIS  1,600 44
Tokyo Century  800 45
Tokyo Electron  200 88
Welcia Holdings  1,000 36
Total Japan (Cost
$1,177
)
1,749
NETHERLANDS 2.4%
Common Stocks 2.4%
Adyen (1) 20 56
Argenx, ADR (USD) (1) 109 33
ASML Holding (USD)  248 185
ING Groep  4,123 60
Koninklijke Ahold Delhaize  2,310 77
Koninklijke DSM  649 130
Koninklijke Philips  1,001 44

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Wolters Kluwer  1,039 110
Total Netherlands (Cost
$435
)
695
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand  29,699 98
Total New Zealand (Cost
$81
)
98
NORWAY 1.0%
Common Stocks 1.0%
Aker BP  1,841 60
DNB Bank  3,210 73
Equinor  3,955 100
Salmar  844 56
Total Norway (Cost
$244
)
289
RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)  3,124 58
Total Russia (Cost
$32
)
58
SINGAPORE 0.2%
Common Stocks 0.2%
Mapletree Logistics Trust  14,300 21
Sea, ADR (USD) (1) 96 31
Total Singapore (Cost
$43
)
52
SOUTH KOREA 0.8%
Common Stocks 0.8%
LG Household & Health Care  32 36
Samsung Electronics  3,321 206
Total South Korea (Cost
$126
)
242

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Cellnex Telecom  852 53
Iberdrola  5,318 53
Total Spain (Cost
$117
)
106
SWEDEN 2.3%
Common Stocks 2.3%
Atlas Copco, B Shares  1,205 61
Boliden  2,185 70
Castellum (2) 2,299 56
Epiroc, Class B  2,255 40
Evolution Gaming Group  305 46
Investor, B Shares  4,064 88
Kindred Group, SDR  2,808 42
Lundin Energy  2,323 86
Swedbank, A Shares  3,797 77
Swedish Match  11,446 100
Total Sweden (Cost
$544
)
666
SWITZERLAND 2.7%
Common Stocks 2.7%
Emmi  44 45
Lonza Group  139 104
Nestle  1,207 145
Novartis  1,001 82
Partners Group Holding  44 69
Roche Holding  385 141
Sika  372 118
Swiss Life Holding  153 77
Total Switzerland (Cost
$539
)
781
TAIWAN 2.0%
Common Stocks 2.0%
Accton Technology  5,000 47
Chailease Holding  19,768 174
Taiwan Semiconductor Manufacturing  18,000 372
Total Taiwan (Cost
$238
)
593

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 2.7%
Common Stocks 2.7%
Ashtead Group  1,922 145
Compass Group (1) 2,395 49
Croda International  532 61
Diageo  1,943 94
Experian  878 37
Ferguson  277 38
InterContinental Hotels Group (1) 604 39
London Stock Exchange Group  275 28
Mondi  1,681 41
Royal Dutch Shell, Class B  1,844 41
Segro  6,168 99
Unilever  1,776 96
Whitbread (1) 666 30
Total United Kingdom (Cost
$569
)
798
UNITED STATES 59.7%
Common Stocks 59.7%
Abbott Laboratories  1,260 149
AbbVie  1,170 126
Accenture, Class A  387 124
Activision Blizzard  378 29
Adobe (1) 353 203
Advanced Micro Devices (1) 781 80
Albemarle  160 35
Alexandria Real Estate Equities, REIT  340 65
Allstate  540 69
Alphabet, Class A (1) 278 743
Amazon.com (1) 199 654
Ameren  1,146 93
American Express  376 63
American Tower, REIT  245 65
American Water Works  379 64
Amgen  367 78
Anthem  178 66
Aon, Class A  102 29
Apple  7,314 1,035
Applied Materials  640 82
Arch Capital Group (1) 1,250 48
Atlassian, Class A (1) 110 43
AutoZone (1) 47 80

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
AvalonBay Communities, REIT  181 40
Avantor (1) 2,243 92
Bank of America  5,025 213
Bath & Body Works  500 32
Baxter International  451 36
Best Buy  240 25
BlackRock  117 98
Boeing (1) 251 55
Booking Holdings (1) 25 59
Booz Allen Hamilton Holding  542 43
Broadcom  238 115
Camden Property Trust, REIT  650 96
Carrier Global  1,775 92
CDW  230 42
Celanese  596 90
CF Industries Holdings  600 34
Charles Schwab  990 72
Charter Communications, Class A (1) 80 58
Chevron  752 76
Chubb  272 47
Church & Dwight  911 75
Cimarex Energy (1) 369 32
Cintas  118 45
Cisco Systems  2,013 110
Citizens Financial Group  600 28
Clorox  169 28
CMS Energy  1,000 60
Comcast, Class A  1,942 109
ConocoPhillips  1,001 68
Costco Wholesale  250 112
Crowdstrike Holdings, Class A (1) 90 22
Crown Castle International, REIT  202 35
Crown Holdings  638 64
Cummins  260 58
Danaher  569 173
Darden Restaurants  570 86
Darling Ingredients (1) 680 49
DaVita (1) 447 52
Dell Technologies, Class C (1) 420 44
Devon Energy  3,300 117
Discover Financial Services  550 68
Dollar General  321 68
eBay  500 35
Elanco Animal Health (1) 1,850 59
Electronic Arts  135 19
Eli Lilly  720 166

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
EPAM Systems (1) 90 51
Equity LifeStyle Properties, REIT  1,080 84
Estee Lauder, Class A  377 113
Etsy (1) 130 27
Exact Sciences (1) 260 25
Facebook, Class A (1) 1,150 390
Fidelity National Information Services  250 30
Fifth Third Bancorp  600 26
FirstService (CAD)  334 60
Fiserv (1) 495 54
FleetCor Technologies (1) 76 20
Fortinet (1) 380 111
Global Payments  159 25
Globe Life  335 30
Goldman Sachs Group  210 79
GXO Logistics (1) 400 31
Hologic (1) 833 62
Home Depot  506 166
Honeywell International  471 100
Horizon Therapeutics (1) 480 53
Illinois Tool Works  129 27
Incyte (1) 126 9
Intercontinental Exchange  352 40
International Flavors & Fragrances  280 38
Intuit  249 134
Intuitive Surgical (1) 99 98
IQVIA Holdings (1) 282 68
Johnson & Johnson  1,213 196
JPMorgan Chase  1,883 308
Keurig Dr Pepper  1,889 65
Kimberly-Clark  426 56
Kinder Morgan  1,400 23
KLA  120 40
L3Harris Technologies  147 32
Lam Research  248 141
Lennar, Class A  349 33
Linde (EUR)  432 127
Live Nation Entertainment (1) 450 41
LKQ (1) 757 38
Lockheed Martin  108 37
Lowe's  425 86
MarketAxess Holdings  183 77
Marriott International, Class A (1) 624 92
Marsh & McLennan  561 85
Mastercard, Class A  552 192
McDonald's  417 101

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Merck  939 71
Micron Technology  467 33
Microsoft  3,641 1,027
Moderna (1) 160 62
Molina Healthcare (1) 199 54
Mondelez International, Class A  1,851 108
MongoDB (1) 70 33
Morgan Stanley  1,000 97
MSCI  253 154
NextEra Energy  1,939 152
NVIDIA  1,162 241
NVR (1) 10 48
Old Dominion Freight Line  238 68
ONEOK  900 52
Otis Worldwide  407 34
Packaging Corp. of America  475 65
Parker-Hannifin  150 42
PayPal Holdings (1) 613 160
PepsiCo  794 120
Pfizer  2,113 91
Pinterest, Class A (1) 690 35
PNC Financial Services Group  180 35
Procter & Gamble  1,241 174
Progressive  863 78
Prologis, REIT  821 103
Prudential Financial  300 32
PTC (1) 400 48
Reliance Steel & Aluminum  380 54
Republic Services  672 81
ResMed  400 105
Robert Half International  360 36
Roper Technologies  66 30
Ross Stores  723 79
S&P Global  318 135
SBA Communications, REIT  264 87
Seagen (1) 238 40
ServiceNow (1) 120 75
Sherwin-Williams  366 102
Signature Bank  310 84
Snap, Class A (1) 640 47
SVB Financial Group (1) 150 97
Synopsys (1) 407 122
T-Mobile U.S. (1) 669 86
Take-Two Interactive Software (1) 80 12
Target  450 103
Teledyne Technologies (1) 115 49

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Texas Instruments  680 131
Thermo Fisher Scientific  317 181
Tractor Supply  230 47
Tradeweb Markets, Class A  400 32
Union Pacific  748 147
United Rentals (1) 212 74
UnitedHealth Group  532 208
VeriSign (1) 57 12
Verizon Communications  926 50
Vertex Pharmaceuticals (1) 118 21
Visa, Class A  1,014 226
Walmart  687 96
Walt Disney (1) 1,080 183
Wells Fargo  2,000 93
West Pharmaceutical Services  160 68
Whirlpool  90 18
XPO Logistics (1) 400 32
Yum! Brands  543 66
Zebra Technologies, Class A (1) 50 26
Zoetis  688 134
Zoom Video Communications, Class A (1) 110 29
Total United States (Cost
$9,819
)
17,456
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 353,974 354
Total Short-Term Investments (Cost $354) 354

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 26,691 267
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 267
Total Securities Lending Collateral (Cost $267) 267
Total Investments in Securities 100.7%
(Cost $18,573) $ 29,444
Other Assets Less Liabilities (0.7)% (214)
Net Assets 100.0% $ 29,230
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE QM Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 189  ¤  ¤ $ 354
T. Rowe Price Short-Term Fund,
0.07% 45  ¤  ¤ 267
Total $ 621^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $621.

T. ROWE PRICE QM Global Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM Global Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE QM Global Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE QM Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F203-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,858 $ 10,834 $ — $ 28,692
Preferred Stocks — 131 — 131
Short-Term Investments 354 — — 354
Securities Lending Collateral 267 — — 267
Total $ 18,479 $ 10,965 $ — $ 29,444